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                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund
                               SEMI-ANNUAL REPORT
                                December 31, 1996

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1996
                                   (unaudited)


 Principal                                                                Maturity  Interest
   Amount                                                                   Date      Rate            Value
-----------                                                               --------  --------       ------------
              MUNICIPAL BONDS (92.4%)
              ESCROWED TO MATURITY (a) (5.9%)
$  100,000    Berks County, Pennsylvania, Industrial
                Development Authority...................................   4/1/98      7.250%       $   103,872
   150,000    Chicago, Illinois, Public Building Community Revenue......   1/1/97      7.450            150,000
    50,000    Chicago, Illinois, Public Building Community Revenue......   1/1/98      7.500             51,823
   150,000    Chicago, Illinois, Wastewater Transmission Revenue........ 11/15/98      6.700            156,900
   165,000    Fairfield, Ohio, Economic Development.....................  12/1/98     10.500            184,127
    30,000    Illinois Educational Facility Authority Revenue...........  12/1/97      7.100             30,936
   200,000    Metropolitan Government, Nashville, Tennessee.............   7/1/98      6.800            208,028
   100,000    Moore, Oklahoma, Public Works Authority
                Revenue Bonds...........................................   7/1/97      8.600            102,484
 2,150,000    New Jersey State Transportation Authority ................  6/15/00      6.000          2,265,691
                                                                                                    -----------
                TOTAL ESCROWED TO MATURITY  ............................                            $ 3,253,861
                                                                                                    -----------

              GENERAL OBLIGATIONS (3.2%)
$  175,000    Delaware State............................................   5/1/98      6.800%       $   181,405
   500,000    Maryland State Health Facility, 2nd Series................  7/15/99      6.400            527,310
   360,000    New Hampshire State ......................................   9/1/97      4.500            361,800
   585,000    New Jersey State..........................................  9/15/99      6.250            617,157
   110,000    Washoe County, Nevada.....................................   9/1/97      7.200            112,603
                                                                                                    -----------
                TOTAL GENERAL OBLIGATIONS ..............................                            $ 1,800,275
                                                                                                    -----------

              PRE-REFUNDED (a) (79.9%)
$  125,000    Aurora, Illinois..........................................   1/1/99      7.000%       $   131,724
   300,000    Austin, Texas, Utility System Revenue.....................   9/1/99      7.000            320,856
   495,000    Austin, Texas, Water, Sewer & Electric....................  5/15/97     14.250            513,706
   200,000    Berkeley County, South Carolina,
                Water & Sewer Revenue ..................................   6/1/01      7.000            223,472
   550,000    Boston, Massachusetts, Series A ..........................   2/1/00      7.375            606,936
    35,000    Buncombe County, North Carolina...........................   2/1/98      7.100             36,908
    35,000    Charleston County, South Carolina.........................  10/1/97      6.750             36,499
    50,000    Cleveland, Ohio, Waterworks Revenue.......................   1/1/97      7.625             51,000
 1,750,000    Convention Center Authority, Rhode Island, Revenue .......  5/15/01      6.375          1,907,255
    15,000    Dade County, Florida, Public Facility Revenue.............   6/1/98      7.875             16,090
   210,000    Delaware County, Pennsylvania, Hospital Revenue...........  8/15/99      7.125            229,053
    20,000    Delaware Transportation Authority System Revenue..........   7/2/98      7.500             21,313
   445,000    Delaware Transportation Authority System Revenue..........   7/1/01      6.000            472,764
    80,000    District of Columbia, General Obligation..................   6/1/97      7.750             82,492
   525,000    District of Columbia, General Obligation..................  12/1/98      7.750            567,908
   200,000    Downtown Savannah, Georgia, Authority ....................   1/1/99      6.800            213,888
    45,000    Duluth, Minnesota ........................................   3/1/98     10.500             48,232
   200,000    East Stroudsburg, Pennsylvania, Area School District .....  12/1/97      7.000            208,004

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                                   (unaudited)

 Principal                                                                Maturity  Interest
   Amount                                                                   Date      Rate            Value
-----------                                                               --------  --------       ------------
              PRE-REFUNDED (continued)
$1,000,000    Florence County, South Carolina, Public Facility..........   3/1/00      7.600%       $ 1,104,990
    15,000    Fort Bend County, Texas, Municipal Utility................  10/1/97     12.000             15,894
 1,050,000    Fort Worth, Texas.........................................   3/1/00      6.500          1,114,176
    60,000    Fulton County, Georgia, School District...................   5/1/97      7.400             62,540
    50,000    Fulton County, Georgia, Water & Sewer Revenue.............   1/1/98      8.250             53,147
   110,000    Georgia Municipal Electric Authority Power Revenue........   1/1/98      8.000            116,659
   400,000    Goshen, Indiana, Middle School............................ 12/30/98      7.800            435,292
   500,000    Grand Strand, South Carolina, Water & Sewer...............   6/1/99      7.000            532,240
   295,000    Greater Orlando, Florida, Aviation........................  10/1/98      8.375            320,612
   200,000    Greensburg-Salem, Pennsylvania, School District...........   1/1/99      7.100            211,134
   125,000    Gwinnett County, Georgia, Water & Sewer Revenue...........   8/1/98      6.700            132,527
    65,000    Harris County, Texas......................................  2/15/97      7.400             67,220
   400,000    Harris County, Texas......................................   2/1/98     10.375            427,284
   100,000    Harris County, Texas......................................  2/15/98      8.125            107,579
    45,000    Harris County, Texas......................................  2/15/98      8.125             48,411
   125,000    Hawaii State..............................................   6/1/98      7.000            132,098
 1,500,000    Hawaii State .............................................   2/1/01      6.000          1,598,145
 1,745,000    Honolulu, Hawaii, City & County...........................   6/1/00      7.250          1,921,332
   300,000    Houston, Texas, Water & Sewer Systems.....................  12/1/97      8.125            317,745
   970,000    Hudson County, New Jersey, Correctional Facility..........  12/1/98      7.600          1,051,305
    75,000    Illinois Health Facility Authority........................   5/1/97      9.625             77,932
    35,000    Illinois Health Facility Authority........................   9/1/97      7.850             36,679
   590,000    Illinois Health Facility Authority........................   4/1/99      7.375            640,280
   200,000    Illinois State............................................   6/1/98      7.750            213,904
    25,000    Illinois State Sales Tax Revenue..........................  6/15/97      8.100             25,996
   225,000    Illinois State Sales Tax Revenue..........................  6/15/98      7.625            240,721
   500,000    Illinois State Sales Tax Revenue..........................  6/15/99      6.800            538,885
    75,000    Indianapolis, Indiana, Public Improvement.................   2/1/98      8.500             79,974
   500,000    Intermountian Power Agency, Utah .........................   7/1/99      7.200            544,075
   500,000    Kentucky State Property & Building .......................   2/1/01      6.875            552,030
 1,000,000    Kentucky State Turnpike Authority.........................  5/15/00      7.250          1,102,610
   250,000    King County, Washington ..................................  12/1/00      6.750            270,842
   280,000    Lake County, Illinois, Forest Preservation District.......   2/1/98      6.850            294,386
   100,000    Luzerne County, Pennsylvania .............................  9/15/97      7.150            102,535
   385,000    Maine Municipal Bond Bank.................................  11/1/98      7.400            416,855
   200,000    Maine Municipal Bond Bank.................................  11/1/98      7.850            218,574
   500,000    Maryland State Health & Higher Education .................   7/1/01      6.750            554,505
    50,000    Massachusetts Bay Transportation Authority................   3/1/98      7.500             52,963
 1,150,000    Massachusetts State Health & Education Facility ..........   7/1/00      8.000          1,304,203
   500,000    Massachusetts State Industrial
                Finance Agency Revenue .................................   9/1/99      7.250            547,485
   100,000    Michigan City, Indiana, Area Schools......................  6/15/98      7.875            107,261

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                                   (unaudited)

 Principal                                                                Maturity  Interest
   Amount                                                                   Date      Rate            Value
-----------                                                               --------  --------       ------------
              PRE-REFUNDED (continued)
$  100,000    Michigan State Hospital Finance Authority.................  8/15/98      8.000%       $   108,041
   230,000    Middlesex County, New Jersey,
                Utilities Authority Sewer Revenue ......................  3/15/01      6.500            252,119
    40,000    Mobile, Alabama, Water & Sewer Revenue....................   1/1/97      7.875             40,800
 1,000,000    Montgomery County, Maryland...............................  11/1/99      6.800          1,086,160
   290,000    Montgomery County, Maryland...............................   4/1/98      7.100            306,597
   320,000    Montgomery County, Maryland...............................   6/1/98      7.000            333,395
   655,000    Montgomery County, Maryland...............................   9/1/98      8.900            704,682
 1,000,000    Myrtle Beach, South Carolina,
                Water & Sewer Revenue ..................................   3/1/00      7.000          1,096,220
    25,000    Naperville, Illinois......................................   6/1/97      7.000             25,350
   100,000    Nassau County, New York...................................  8/15/97      7.400            105,353
    15,000    Nevada State..............................................  10/1/97      8.000             15,766
    35,000    New York State Dorm Authority Revenue.....................   7/1/97      8.125             36,479
   165,000    New York State Local Government Assistance Corp..........    4/1/01      7.250            185,381
   140,000    New York State Medical Care Facilities
                Finance Agency Revenue .................................  2/15/01      7.500            158,199
 1,000,000    New York State Urban Development Corp. Revenue ...........   4/1/01      7.500          1,133,070
   145,000    Ohio State Building Authority,
                Correctional Facility, Series A.........................   8/1/99      7.350            158,988
 2,000,000    Ohio State Building Authority,
                Correctional Facility, Series A.........................   8/1/99      7.350          2,192,940
    10,000    Ohio State Water Development Authority
                Revenue Bonds, Series I.................................   6/1/97      7.750             10,373
    15,000    Ohio State Water Development Authority
                Revenue Bonds, Series I.................................   6/1/97      7.750             15,560
   100,000    Pennsylvania State .......................................   2/1/98      7.250            105,127
   200,000    Philadelphia, Pennsylvania, Gas Works Revenue ............   1/1/99      6.750            213,500
    35,000    Phoenix, Arizona, General Obligation......................   7/1/97      7.375             36,362
   500,000    Phoenix, Arizona, General Obligation......................   7/1/99      6.750            539,430
   115,000    Piedmont Municipal Power Agency Revenue Bonds.............   1/1/98      7.600            121,578
   150,000    Plano, Texas..............................................   9/1/97      7.300            153,735
 1,000,000    Richland County, South Carolina...........................   3/1/00      6.750          1,087,380
   145,000    Richmond, Virginia, Public Utility Revenue................  1/15/98      8.000            154,005
    20,000    Salt River, Arizona, Electrical Systems Revenue...........   1/1/97      7.000             20,000
   240,000    Salt River, Arizona, Electrical Systems Revenue...........   1/1/98      8.250            250,594
   115,000    San Antonio, Texas, Electric & Gas Revenue................   2/1/98      8.000            122,282
   865,000    San Antonio, Texas, Electric & Gas Revenue................   2/1/99      7.000            924,391
    60,000    San Antonio, Texas, Sewer Revenue.........................   5/1/97      7.900             61,734
    50,000    San Antonio, Texas, Sewer Revenue.........................   5/1/97      7.900             51,445
 1,000,000    Sullivan County, Tennessee, Health,
                Education & Housing Facility ...........................  2/15/00      7.200          1,100,990

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                                   (unaudited)

 Principal                                                                Maturity  Interest
   Amount                                                                   Date      Rate            Value
-----------                                                               --------  --------       ------------
              PRE-REFUNDED (continued)
$  250,000    Swarthmore Boro Authority, Pennsylvania,
                College Revenue.........................................  9/15/98      7.375%       $   267,367
    30,000    Texarkana, Arkansas, Waterworks Facility Revenue..........  12/1/97     11.250             32,164
   155,000    Texas Municipal Power Agency Revenue Bonds................   9/1/97      6.875            161,471
   100,000    Texas State...............................................  10/1/98      6.500            103,974
 2,000,000    Tucson, Arizona, Street & Highway User Revenue............   7/1/00      6.875          2,182,300
 1,000,000    University of Arizona, Revenue Bonds......................   6/1/00      6.900          1,098,740
   945,000    University of Texas, Permanent University Funds ..........   7/1/98      6.000            972,689
   970,000    University of Texas, University Revenue ..................  8/15/01      7.000          1,085,653
   210,000    University of Virginia, Hospital Revenue Bonds............   6/1/98      7.150            223,196
   100,000    Virginia State Public School Authority....................   1/1/97      6.300            102,000
   325,000    Virginia State Public School Authority....................   1/1/98      7.000            341,721
   400,000    Virginia State Transportation Board Revenue...............  5/15/98      6.800            422,492
    35,000    Washington State Public Power Supply......................   7/1/97     14.500             36,830
   400,000    Washington Suburban Sanitation District ..................   6/1/01      6.900            445,360
     5,000    West Virginia State Hospital Finance Authority............   7/1/97      6.850              5,082
   200,000    Wisconsin Health & Educational
                Facility Authority Revenue ............................. 11/15/98      7.625            216,372
   100,000    Wisconsin Health & Educational
                Facility Authority Revenue .............................  8/15/99      7.400            109,616
   100,000    Woodward, Oklahoma, Municipal Authority Sales.............  11/1/97      8.000            104,484
                                                                                                    -----------
                TOTAL PRE-REFUNDED  ....................................                            $44,200,662
                                                                                                    -----------

              SALES TAX (0.5%)
$  250,000    Illinois State Sales Tax Revenue .........................  6/15/97      6.100%       $   252,185
                                                                                                    -----------

              TRANSPORTATION (2.7%)
$  165,000    Delaware Transportation Authority System Revenue..........   7/1/97      7.100%       $   167,459
   550,000    Illinois State Toll Highway...............................   1/1/99      4.400            549,373
   750,000    Illinois State Toll Highway...............................   1/1/99      4.400            749,992
    10,000    Port Authority of New York & New Jersey...................  7/15/97      5.000             10,060
                                                                                                    -----------
                TOTAL TRANSPORTATION  ..................................                            $ 1,476,884
                                                                                                    -----------

              WATER/SEWER (0.2%)
$  100,000    Connecticut State Clean Water.............................  10/1/97     10.000%       $   104,492
                                                                                                    -----------
                TOTAL MUNICIPAL BONDS (identified
                  cost $50,805,424) ....................................                            $51,088,359
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          December 31, 1996 (continued)
                                   (unaudited)

 Principal                                                                Maturity  Interest
   Amount                                                                   Date      Rate            Value
-----------                                                               --------  --------       ------------
              VARIABLE & FLOATING RATE INSTRUMENTS (b) (5.0%)
$  600,000    Grapevine, Texas, Industrial Development Corp. ...........   1/2/97      3.400%       $   600,000
   500,000    New York City, New York, General Obligation ..............   1/2/97      3.100            500,000
 1,700,000    New York City, New York, General Obligation ..............   1/2/97      3.650          1,700,000
                                                                                                    -----------

              TOTAL VARIABLE & FLOATING RATE INSTRUMENTS
                (identified cost $2,800,000)  ..........................                            $ 2,800,000
                                                                                                    -----------

TOTAL INVESTMENTS, (identified cost $53,605,424) (c) ............................       97.4%       $53,888,359
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..................................        2.6          1,412,626
                                                                                       -----        -----------
NET ASSETS  .....................................................................      100.0%       $55,300,985
                                                                                       =====        ===========


----------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b)  Secured by a bank letter of credit with Morgan Guaranty Trust.

(c) The aggregate cost for federal income tax purposes is $53,605,424 the aggregate gross unrealized appreciation is $318,995, and the aggregate gross unrealized depreciation is $36,060 resulting in net unrealized depreciation of $282,935.



                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1996
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified
          cost $53,605,424) (Note 1)...........................     $53,888,359
      Cash.....................................................         767,984
      Receivables for:
         Interest..............................................         992,021
         Fund shares sold......................................         250,069
      Deferred organization expenses (Note 1)..................           4,408
                                                                    -----------
             Total Assets .....................................      55,902,841
                                                                    -----------

LIABILITIES:
      Payables for:
        Fund shares repurchased................................         554,921
        Expense payment fee (Note 2)...........................          35,718
        Administrative fee (Note 2)............................          11,217
                                                                    -----------
             Total Liabilities ................................         601,856
                                                                    -----------
NET ASSETS   ..................................................     $55,300,985
                                                                    ===========

Net Assets Consist of:
      Paid-in capital..........................................     $55,272,285
      Accumulated net realized loss on investments.............        (254,235)
Net unrealized appreciation on investments.....................         282,935
                                                                    -----------
Net Assets   ..................................................     $55,300,985
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($55,300,985 / 5,348,391 shares) ........................          $10.34
                                                                         ======


                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1996
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
        Interest.................................................     $1,069,191
                                                                      ----------

      Expenses:
        Expense payment fee (Note 2).............................        135,750
        Administrative fee (Note 2)..............................         38,104
        Amortization of organization expenses (Note 1)...........          3,956
                                                                      ----------

             Total Expenses .....................................        177,810
                                                                      ----------

             Net Investment Income ..............................        891,381
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments...........................         54,640
Net change in unrealized depreciation on investments.............        311,443
                                                                      ----------
             Net Realized and Unrealized Gain ...................        366,083
                                                                      ----------
      Net Increase in Net Assets Resulting from Operations ......     $1,257,464
                                                                      ==========



                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                          For the
                                                                      six months ended           For the
                                                                      December 31, 1996        year ended
                                                                         (unaudited)          June 30, 1996
                                                                        -------------           ---------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income.....................................      $    891,381           $  1,737,257
        Net realized gain on investments..........................            54,640                174,311
        Net change in unrealized depreciation/appreciation
            on investments........................................           311,443               (234,729)
                                                                        ------------           ------------
            Net increase in net assets resulting from operations .         1,257,464              1,676,839
                                                                        ------------           ------------
      Dividends declared from net investment income (Note 1)......          (891,381)            (1,737,257)
                                                                        ------------           ------------

      Shares of beneficial interest transactions (Note 4):
        Net proceeds from sales of shares of beneficial interest..        25,531,366             15,914,850
        Net asset value of shares of beneficial interest issued to
          shareholders in reinvestment of dividends ..............           367,341                503,857
        Net cost of shares of beneficial interest repurchased.....       (15,739,882)           (23,410,202)
                                                                        ------------           ------------
          Net increase (decrease) in net assets resulting from
            shares of beneficial interest transactions ...........        10,158,825             (6,991,495)
                                                                        ------------           ------------
              Total increase (decrease) in net assets.............        10,524,908             (7,051,913)

NET ASSETS:
      Beginning of period.........................................        44,776,077             51,827,990
                                                                        ------------           ------------
      End of period ..............................................      $ 55,300,985           $ 44,776,077
                                                                        ============           ============

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                                                                 For the period
                                            For the                                              July 23, 1992
                                        six months ended        For the years ended June 30,    (commencement of
                                        December 31, 1996 ------------------------------------   operations) to
                                           (unaudited)       1996          1995        1994       June 30, 1993
                                        ----------------  ----------    ----------  ----------   ---------------

Net asset value, beginning of period...      $10.26          $10.28        $10.11     $10.29        $10.00

Income from investment operations:
   Net investment income...............        0.19            0.37          0.37       0.34          0.32
Net realized and unrealized
     gain (loss) on investments........        0.08           (0.02)         0.17      (0.18)         0.29

Less dividends and distribution (Note 1):
   From net investment income..........       (0.19)          (0.37)        (0.37)     (0.34)        (0.32)
   From net realized gains
     on investments....................         --              --            --       (0.00)(1)       --
                                             ------          ------        ------     ------        ------
Net asset value, end of period.........      $10.34          $10.26        $10.28     $10.11        $10.29
                                             ======          ======        ======     ======        ======
Total return (2)   ...................         2.62%           3.60%         5.42%      1.59%         6.16%

Ratios/Supplemental Data:
      Net assets, end of period
        (000's omitted)...............      $55,301         $44,776       $51,828    $67,253        $33,202
      Ratio of expenses to average
        net assets (Note 2) (2) ......         0.70%(3)        0.70%         0.70%      0.70%          0.70%(3)
      Ratio of net investment income
        to average net assets.........         3.51%(3)        3.61%         3.67%      3.32%          3.42%(3)
      Portfolio turnover rate.........           26%             48%           39%        27%            13%

----------
(1) The distribution to shareholders from net realized gains was less than $0.01 per share.

(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the six months ended December 31, 1996, and for the years ended June 30, 1996, 1995, 1994, and for the period ended June 30, 1993 would have been 0.85%, 0.90%, 0.99%, 1.01% and 1.25%, respectively. For the same periods, the total return of the Fund would have been 2.39%, 3.40%, 5.13%, 1.28% and 5.61%, respectively. The expense payment agreement will terminate on July 1, 1997. At the current asset levels, management believes that the ratio of expenses to average net assets would be at least 0.85%. Furthermore, the ratio of expenses to average net assets for the period ended December 31, 1996 and the year ended June 30, 1996, reflect fees reduced in connection with specific agreements. Had these arrangements not been in place, these ratios would have been 0.92%, and 0.99%, respectively.

(3)  Annualized.


                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1996, there were three series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

          Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

          B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

          C. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization and initial public offering of its shares are being amortized on a straight-line basis over a five-year period.

          D. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

          E. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.35% of the Fund's average daily net assets. For the six months ended December 31, 1996, the Fund incurred $88,910 for advisory services.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1996, the Fund incurred $38,104 for administrative services.

      Shareholder Servicing Agreement. The Trust has a shareholder servicing agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. For the six months ended December 31, 1996, the Fund incurred no fees for shareholder servicing.

      Eligible Institution Agreement. The Trust has entered into an eligible institution agreement with financial institutions (the "Institutions") for which it pays the Institutions a fee calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record. For the six months ended December 31, 1996, the Fund paid Brown Brothers Harriman & Co. $63,507 as an eligible institution.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.70% of the Fund's average daily net assets. For the six months ended December 31, 1996, 59 Wall Street Administrators, Inc. incurred $173,565 in expenses, including investment advisory fees and shareholder servicing/eligible institution fees. Custody fees for the Fund paid pursuant to the expense payment agreement were reduced by $19,315 as a result of an expense offset arrangement with the Fund's custodian. The expense payment fee agreement will terminate on July 1, 1997.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 12.9% of investments. At December 31, 1996, the five largest holdings by state were Texas 12.9%; South Carolina, 7.6%; New Jersey, 7.5%; Illinois, 7.5%; and Arizona, 7.4%. For the six months ended December 31, 1996, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $19,366,884 and $12,117,165, respectively.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:


                                                   For the            For the
                                               six months ended     year ended
                                               December 31, 1996   June 30, 1996
                                               -----------------   -------------
Shares of beneficial interest sold..........       2,474,810         1,540,890
Shares of beneficial interest issued in
connection with reinvestment of dividends...          35,587            48,864
Shares of beneficial interest repurchased...      (1,524,382)       (2,271,462)
                                                  ----------        ----------
Net increase (decrease).....................         986,015          (681,708)
                                                  ==========        ==========

      5. Federal Income Tax Status. At June 30, 1996, the Fund had a net capital loss carryover of approximately $307,000, of which $299,000 is available through June 30, 2003, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

                                   ----------

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts 02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759








This  report   is  submitted   for  the  general  information of
shareholders  and  is  not  authorized   for   distribution   to
prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free Short/Intermediate
Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.